Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States	$ (6,287,903)	$ (14,210,716)
Foreign
Income before income taxes	$ (6,287,903)	$ (14,210,716)